Identification and activities of the Company and Subsidiaries - Narrative (Details)	Dec. 31, 2025 shareholder nutrient chemical	Dec. 31, 2024
Identification And Activities Of The Company And Subsidiaries
Number of specialty plant nutrients produced | nutrient	4
Number of chemicals produced | chemical	3
Number of shareholders | shareholder	1,050
Percentage of shareholder outstanding shares interest in excess	5.00%	5.00%